Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    August 1, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Value Builder Fund (the "Fund"), a series of DWS Value Builder Fund, Inc. (the "Corporation") (Reg. Nos. 33-46279, 811-06600)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 23 to the Corporation's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 29, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

                                    Very truly yours,


                                    /s/Thomas H. Connors
                                    Thomas H. Connors, Esq.
                                    Director and Senior Counsel
                                    Deutsche Investment Management Americas Inc.


mal/tc

cc:      Mary Carty, Esq., Willkie Farr & Gallagher